Disclosure of Interests in Subsidiaries (Details)		12 Months Ended
		Dec. 31, 2018 USD ($)		Dec. 31, 2017 USD ($)		Dec. 31, 2016 USD ($)		Dec. 31, 2018 HKD ($)	Dec. 31, 2018 MOP (MOP$)	Dec. 31, 2017 HKD ($)	Dec. 31, 2017 MOP (MOP$)	Dec. 31, 2016 HKD ($)	Dec. 31, 2016 MOP (MOP$)	Dec. 31, 2015 USD ($)
Disclosure of subsidiaries [line items]
Share capital		$ 81,000,000		$ 81,000,000
Ordinary shares [member]
Disclosure of subsidiaries [line items]
Share capital		$ 81,000,000		$ 81,000,000		$ 81,000,000								$ 81,000,000
Venetian Venture Development Intermediate Limited [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Venetian Venture Development Intermediate Limited		Venetian Venture Development Intermediate Limited		Venetian Venture Development Intermediate Limited
Country of incorporation of subsidiary		Cayman Islands		Cayman Islands		Cayman Islands
Principal place of business of subsidiary		Cayman Islands		Cayman Islands		Cayman Islands
Date of incorporation of subsidiary		Jun. 21, 2002		Jun. 21, 2002		Jun. 21, 2002
Description of nature of entity's operations and principal activities		Investment holding		Investment holding		Investment holding
Share capital		$ 1		$ 1		$ 1
Proportion of ownership interest in subsidiary		100.00%		100.00%		100.00%
SCL IP Holdings, LLC [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary		SCL IP Holdings, LLC		SCL IP Holdings, LLC		SCL IP Holdings, LLC
Country of incorporation of subsidiary		United States		United States		United States
Principal place of business of subsidiary		United States		United States		United States
Date of incorporation of subsidiary		Sep. 29, 2009		Sep. 29, 2009		Sep. 29, 2009
Description of nature of entity's operations and principal activities		Holder of trademark licenses		Holder of trademark licenses		Holder of trademark licenses
Share capital		$ 100		$ 100		$ 100
Proportion of ownership interest in subsidiary		100.00%		100.00%		100.00%
Cotai Ferry Company Limited [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Cotai Ferry Company Limited		Cotai Ferry Company Limited		Cotai Ferry Company Limited
Country of incorporation of subsidiary		Macao		Macao		Macao
Principal place of business of subsidiary		Macao and Hong Kong		Macao and Hong Kong		Macao and Hong Kong
Date of incorporation of subsidiary		Jul. 19, 2007		Jul. 19, 2007		Jul. 19, 2007
Description of nature of entity's operations and principal activities		High speed ferry transportation services		High speed ferry transportation services		High speed ferry transportation services
Share capital | MOP$									MOP$ 10,000,000		MOP$ 10,000,000		MOP$ 10,000,000
Proportion of ownership interest in subsidiary		100.00%		100.00%		100.00%
Cotai Strip Lot 2 Apart Hotel (Macau) Limited [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Cotai Strip Lot 2 Apart Hotel (Macau) Limited		Cotai Strip Lot 2 Apart Hotel (Macau) Limited		Cotai Strip Lot 2 Apart Hotel (Macau) Limited
Country of incorporation of subsidiary		Macao		Macao		Macao
Principal place of business of subsidiary		Macao		Macao		Macao
Date of incorporation of subsidiary		Oct. 27, 2008		Oct. 27, 2008		Oct. 27, 2008
Description of nature of entity's operations and principal activities		Hotel apartments		Hotel apartments		Hotel apartments
Proportion of ownership interest in subsidiary		100.00%		100.00%		100.00%
Cotai Strip Lot 2 Apart Hotel (Macau) Limited [Member] | Ordinary shares [member]
Disclosure of subsidiaries [line items]
Share capital | MOP$									6,498,900		6,498,900		4,100,000
Cotai Strip Lot 2 Apart Hotel (Macau) Limited [Member] | Preference shares [member]
Disclosure of subsidiaries [line items]
Share capital | MOP$									722,100		722,100		3,121,000
Cotai Services (HK) Limited [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Cotai Services (HK) Limited		Cotai Services (HK) Limited		Cotai Services (HK) Limited
Country of incorporation of subsidiary		Hong Kong		Hong Kong		Hong Kong
Principal place of business of subsidiary		Hong Kong		Hong Kong		Hong Kong
Date of incorporation of subsidiary		Jul. 11, 2007		Jul. 11, 2007		Jul. 11, 2007
Description of nature of entity's operations and principal activities		Investment holding		Investment holding		Investment holding
Share capital								$ 1		$ 1		$ 1
Proportion of ownership interest in subsidiary		100.00%		100.00%		100.00%
CotaiJet 311 Ltd. [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary		CotaiJet 311 Ltd.		CotaiJet 311 Ltd.		CotaiJet 311 Ltd.
Country of incorporation of subsidiary		Cayman Islands		Cayman Islands		Cayman Islands
Principal place of business of subsidiary		Macao and Hong Kong		Macao and Hong Kong		Macao and Hong Kong
Date of incorporation of subsidiary		Aug. 14, 2007		Aug. 14, 2007		Aug. 14, 2007
Description of nature of entity's operations and principal activities		Ferry leasing		Ferry leasing		Ferry leasing
Share capital		$ 1		$ 1		$ 1
Proportion of ownership interest in subsidiary		100.00%		100.00%		100.00%
CotaiJet 312 Ltd. [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary		CotaiJet 312 Ltd.		CotaiJet 312 Ltd.		CotaiJet 312 Ltd.
Country of incorporation of subsidiary		Cayman Islands		Cayman Islands		Cayman Islands
Principal place of business of subsidiary		Macao and Hong Kong		Macao and Hong Kong		Macao and Hong Kong
Date of incorporation of subsidiary		Aug. 14, 2007		Aug. 14, 2007		Aug. 14, 2007
Description of nature of entity's operations and principal activities		Ferry leasing		Ferry leasing		Ferry leasing
Share capital		$ 1		$ 1		$ 1
Proportion of ownership interest in subsidiary		100.00%		100.00%		100.00%
CotaiJet 313 Ltd. [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary		CotaiJet 313 Ltd.		CotaiJet 313 Ltd.		CotaiJet 313 Ltd.
Country of incorporation of subsidiary		Cayman Islands		Cayman Islands		Cayman Islands
Principal place of business of subsidiary		Macao and Hong Kong		Macao and Hong Kong		Macao and Hong Kong
Date of incorporation of subsidiary		Aug. 14, 2007		Aug. 14, 2007		Aug. 14, 2007
Description of nature of entity's operations and principal activities		Ferry leasing		Ferry leasing		Ferry leasing
Share capital		$ 1		$ 1		$ 1
Proportion of ownership interest in subsidiary		100.00%		100.00%		100.00%
CotaiJet 314 Ltd. [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary		CotaiJet 314 Ltd.		CotaiJet 314 Ltd.		CotaiJet 314 Ltd.
Country of incorporation of subsidiary		Cayman Islands		Cayman Islands		Cayman Islands
Principal place of business of subsidiary		Macao and Hong Kong		Macao and Hong Kong		Macao and Hong Kong
Date of incorporation of subsidiary		Sep. 12, 2007		Sep. 12, 2007		Sep. 12, 2007
Description of nature of entity's operations and principal activities		Ferry leasing		Ferry leasing		Ferry leasing
Share capital		$ 1		$ 1		$ 1
Proportion of ownership interest in subsidiary		100.00%		100.00%		100.00%
CotaiJet 315 Ltd. [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary		CotaiJet 315 Ltd.		CotaiJet 315 Ltd.		CotaiJet 315 Ltd.
Country of incorporation of subsidiary		Cayman Islands		Cayman Islands		Cayman Islands
Principal place of business of subsidiary		Macao and Hong Kong		Macao and Hong Kong		Macao and Hong Kong
Date of incorporation of subsidiary		Sep. 12, 2007		Sep. 12, 2007		Sep. 12, 2007
Description of nature of entity's operations and principal activities		Ferry leasing		Ferry leasing		Ferry leasing
Share capital		$ 1		$ 1		$ 1
Proportion of ownership interest in subsidiary		100.00%		100.00%		100.00%
CotaiJet 316 Ltd. [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary		CotaiJet 316 Ltd.		CotaiJet 316 Ltd.		CotaiJet 316 Ltd.
Country of incorporation of subsidiary		Cayman Islands		Cayman Islands		Cayman Islands
Principal place of business of subsidiary		Macao and Hong Kong		Macao and Hong Kong		Macao and Hong Kong
Date of incorporation of subsidiary		Oct. 08, 2007		Oct. 08, 2007		Oct. 08, 2007
Description of nature of entity's operations and principal activities		Ferry leasing		Ferry leasing		Ferry leasing
Share capital		$ 1		$ 1		$ 1
Proportion of ownership interest in subsidiary		100.00%		100.00%		100.00%
CotaiJet 317 Ltd. [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary		CotaiJet 317 Ltd.		CotaiJet 317 Ltd.		CotaiJet 317 Ltd.
Country of incorporation of subsidiary		Cayman Islands		Cayman Islands		Cayman Islands
Principal place of business of subsidiary		Macao and Hong Kong		Macao and Hong Kong		Macao and Hong Kong
Date of incorporation of subsidiary		Oct. 08, 2007		Oct. 08, 2007		Oct. 08, 2007
Description of nature of entity's operations and principal activities		Ferry leasing		Ferry leasing		Ferry leasing
Share capital		$ 1		$ 1		$ 1
Proportion of ownership interest in subsidiary		100.00%		100.00%		100.00%
CotaiJet 318 Ltd. [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary		CotaiJet 318 Ltd.		CotaiJet 318 Ltd.		CotaiJet 318 Ltd.
Country of incorporation of subsidiary		Cayman Islands		Cayman Islands		Cayman Islands
Principal place of business of subsidiary		Macao and Hong Kong		Macao and Hong Kong		Macao and Hong Kong
Date of incorporation of subsidiary		Oct. 08, 2007		Oct. 08, 2007		Oct. 08, 2007
Description of nature of entity's operations and principal activities		Ferry leasing		Ferry leasing		Ferry leasing
Share capital		$ 1		$ 1		$ 1
Proportion of ownership interest in subsidiary		100.00%		100.00%		100.00%
CotaiJet 319 Ltd. [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary		CotaiJet 319 Ltd.		CotaiJet 319 Ltd.		CotaiJet 319 Ltd.
Country of incorporation of subsidiary		Cayman Islands		Cayman Islands		Cayman Islands
Principal place of business of subsidiary		Macao and Hong Kong		Macao and Hong Kong		Macao and Hong Kong
Date of incorporation of subsidiary		Oct. 08, 2007		Oct. 08, 2007		Oct. 08, 2007
Description of nature of entity's operations and principal activities		Ferry leasing		Ferry leasing		Ferry leasing
Share capital		$ 1		$ 1		$ 1
Proportion of ownership interest in subsidiary		100.00%		100.00%		100.00%
CotaiJet 320 Ltd. [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary		CotaiJet 320 Ltd.		CotaiJet 320 Ltd.		CotaiJet 320 Ltd.
Country of incorporation of subsidiary		Cayman Islands		Cayman Islands		Cayman Islands
Principal place of business of subsidiary		Macao and Hong Kong		Macao and Hong Kong		Macao and Hong Kong
Date of incorporation of subsidiary		Oct. 08, 2007		Oct. 08, 2007		Oct. 08, 2007
Description of nature of entity's operations and principal activities		Ferry leasing		Ferry leasing		Ferry leasing
Share capital		$ 1		$ 1		$ 1
Proportion of ownership interest in subsidiary		100.00%		100.00%		100.00%
CotaiJet 350 Ltd. [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary		CotaiJet 350 Ltd.		CotaiJet 350 Ltd.		CotaiJet 350 Ltd.
Country of incorporation of subsidiary		Cayman Islands		Cayman Islands		Cayman Islands
Principal place of business of subsidiary		Macao and Hong Kong		Macao and Hong Kong		Macao and Hong Kong
Date of incorporation of subsidiary		Jan. 21, 2008		Jan. 21, 2008		Jan. 21, 2008
Description of nature of entity's operations and principal activities		Ferry leasing		Ferry leasing		Ferry leasing
Share capital		$ 1		$ 1		$ 1
Proportion of ownership interest in subsidiary		100.00%		100.00%		100.00%
CotaiJet 351 Ltd. [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary		CotaiJet 351 Ltd.		CotaiJet 351 Ltd.		CotaiJet 351 Ltd.
Country of incorporation of subsidiary		Cayman Islands		Cayman Islands		Cayman Islands
Principal place of business of subsidiary		Macao and Hong Kong		Macao and Hong Kong		Macao and Hong Kong
Date of incorporation of subsidiary		Jan. 21, 2008		Jan. 21, 2008		Jan. 21, 2008
Description of nature of entity's operations and principal activities		Ferry leasing		Ferry leasing		Ferry leasing
Share capital		$ 1		$ 1		$ 1
Proportion of ownership interest in subsidiary		100.00%		100.00%		100.00%
CotaiJet 352 Ltd. [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary		CotaiJet 352 Ltd.		CotaiJet 352 Ltd.		CotaiJet 352 Ltd.
Country of incorporation of subsidiary		Cayman Islands		Cayman Islands		Cayman Islands
Principal place of business of subsidiary		Macao and Hong Kong		Macao and Hong Kong		Macao and Hong Kong
Date of incorporation of subsidiary		Jan. 21, 2008		Jan. 21, 2008		Jan. 21, 2008
Description of nature of entity's operations and principal activities		Ferry leasing		Ferry leasing		Ferry leasing
Share capital		$ 1		$ 1		$ 1
Proportion of ownership interest in subsidiary		100.00%		100.00%		100.00%
CotaiJet 353 Ltd. [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary		CotaiJet 353 Ltd.		CotaiJet 353 Ltd.		CotaiJet 353 Ltd.
Country of incorporation of subsidiary		Cayman Islands		Cayman Islands		Cayman Islands
Principal place of business of subsidiary		Macao and Hong Kong		Macao and Hong Kong		Macao and Hong Kong
Date of incorporation of subsidiary		Jan. 21, 2008		Jan. 21, 2008		Jan. 21, 2008
Description of nature of entity's operations and principal activities		Ferry leasing		Ferry leasing		Ferry leasing
Share capital		$ 1		$ 1		$ 1
Proportion of ownership interest in subsidiary		100.00%		100.00%		100.00%
Cotaiwaterjet Sea Bridge 1 Ltd. [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Cotaiwaterjet Sea Bridge 1 Ltd.		Cotaiwaterjet Sea Bridge 1 Ltd.		Cotaiwaterjet Sea Bridge 1 Ltd.
Country of incorporation of subsidiary		Cayman Islands		Cayman Islands		Cayman Islands
Principal place of business of subsidiary		Macao and Hong Kong		Macao and Hong Kong		Macao and Hong Kong
Date of incorporation of subsidiary		Oct. 27, 2015		Oct. 27, 2015		Oct. 27, 2015
Description of nature of entity's operations and principal activities		Pontoon leasing		Pontoon leasing		Pontoon leasing
Share capital		$ 1		$ 1		$ 1
Proportion of ownership interest in subsidiary		100.00%		100.00%		100.00%
Cotaiwaterjet Sea Bridge 2 Ltd. [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Cotaiwaterjet Sea Bridge 2 Ltd.		Cotaiwaterjet Sea Bridge 2 Ltd.		Cotaiwaterjet Sea Bridge 2 Ltd.
Country of incorporation of subsidiary		Cayman Islands		Cayman Islands		Cayman Islands
Principal place of business of subsidiary		Macao and Hong Kong		Macao and Hong Kong		Macao and Hong Kong
Date of incorporation of subsidiary		Oct. 27, 2015		Oct. 27, 2015		Oct. 27, 2015
Description of nature of entity's operations and principal activities		Pontoon leasing		Pontoon leasing		Pontoon leasing
Share capital		$ 1		$ 1		$ 1
Proportion of ownership interest in subsidiary		100.00%		100.00%		100.00%
Sands Cotai East Holdings Limited [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Sands Cotai East Holdings Limited		Sands Cotai East Holdings Limited		Sands Cotai East Holdings Limited
Country of incorporation of subsidiary		Cayman Islands		Cayman Islands		Cayman Islands
Principal place of business of subsidiary		Macao		Macao		Macao
Date of incorporation of subsidiary		May 25, 2011		May 25, 2011		May 25, 2011
Description of nature of entity's operations and principal activities		Holder of hotel franchise agreement		Holder of hotel franchise agreement		Holder of hotel franchise agreement
Share capital		$ 1		$ 1		$ 1
Proportion of ownership interest in subsidiary		100.00%		100.00%		100.00%
Sands Cotai West Holdings Limited [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Sands Cotai West Holdings Limited		Sands Cotai West Holdings Limited		Sands Cotai West Holdings Limited
Country of incorporation of subsidiary		Cayman Islands		Cayman Islands		Cayman Islands
Principal place of business of subsidiary		Macao		Macao		Macao
Date of incorporation of subsidiary		May 25, 2011		May 25, 2011		May 25, 2011
Description of nature of entity's operations and principal activities		Holder of hotel franchise agreement		Holder of hotel franchise agreement		Holder of hotel franchise agreement
Share capital		$ 1		$ 1		$ 1
Proportion of ownership interest in subsidiary		100.00%		100.00%		100.00%
Sands Resorts Travel Limited [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Sands Resorts Travel Limited		Sands Resorts Travel Limited		Sands Resorts Travel Limited
Country of incorporation of subsidiary		Hong Kong		Hong Kong		Hong Kong
Principal place of business of subsidiary		Hong Kong		Hong Kong		Hong Kong
Date of incorporation of subsidiary		Feb. 29, 2016		Feb. 29, 2016		Feb. 29, 2016
Description of nature of entity's operations and principal activities		Travel and tourism agency services		Travel and tourism agency services		Travel and tourism agency services
Share capital								500,000		500,000		500,000
Proportion of ownership interest in subsidiary		100.00%		100.00%		100.00%
Sands Venetian Security Limited [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Sands Venetian Security Limited		Sands Venetian Security Limited		Sands Venetian Security Limited
Country of incorporation of subsidiary		Macao		Macao		Macao
Principal place of business of subsidiary		Macao		Macao		Macao
Date of incorporation of subsidiary		Jun. 22, 2011		Jun. 22, 2011		Jun. 22, 2011
Description of nature of entity's operations and principal activities		Security services		Security services		Security services
Share capital | MOP$									1,000,000		1,000,000		1,000,000
Proportion of ownership interest in subsidiary		100.00%		100.00%		100.00%
Venetian Cotai Hotel Management Limited [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Venetian Cotai Hotel Management Limited		Venetian Cotai Hotel Management Limited		Venetian Cotai Hotel Management Limited
Country of incorporation of subsidiary		Macao		Macao		Macao
Principal place of business of subsidiary		Macao		Macao		Macao
Date of incorporation of subsidiary		Mar. 12, 2008		Mar. 12, 2008		Mar. 12, 2008
Description of nature of entity's operations and principal activities		Human resources administration		Human resources administration		Human resources administration
Share capital | MOP$									500,000		500,000		500,000
Proportion of ownership interest in subsidiary		100.00%		100.00%		100.00%
Venetian Cotai Limited [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Venetian Cotai Limited		Venetian Cotai Limited		Venetian Cotai Limited
Country of incorporation of subsidiary		Macao		Macao		Macao
Principal place of business of subsidiary		Macao		Macao		Macao
Date of incorporation of subsidiary		Nov. 11, 2004		Nov. 11, 2004		Nov. 11, 2004
Description of nature of entity's operations and principal activities		Hotels, restaurants, shopping mall, and conference and convention		Hotels, restaurants, shopping mall, and conference and convention		Hotels, restaurants, shopping mall, and conference and convention
Share capital | MOP$									200,000,000		200,000,000		200,000,000
Proportion of ownership interest in subsidiary		100.00%		100.00%		100.00%
Venetian Macau Limited [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	[1]	Venetian Macau Limited (Note (i))		Venetian Macau Limited (Note (i))		Venetian Macau Limited (Note (i))
Country of incorporation of subsidiary	[1]	Macao		Macao		Macao
Principal place of business of subsidiary	[1]	Macao		Macao		Macao
Date of incorporation of subsidiary	[1]	Jun. 21, 2022		Jun. 21, 2022		Jun. 21, 2022
Description of nature of entity's operations and principal activities	[1]	Gaming and other related activities		Gaming and other related activities		Gaming and other related activities
Share capital | MOP$	[1]								200,000,000		200,000,000		200,000,000
Proportion of ownership interest in subsidiary	[1]	100.00%		100.00%		100.00%
Venetian Orient Limited [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Venetian Orient Limited		Venetian Orient Limited		Venetian Orient Limited
Country of incorporation of subsidiary		Macao		Macao		Macao
Principal place of business of subsidiary		Macao		Macao		Macao
Date of incorporation of subsidiary		Feb. 02, 2006		Feb. 02, 2006		Feb. 02, 2006
Description of nature of entity's operations and principal activities		Hotels, restaurants, shopping mall, and conference and convention		Hotels, restaurants, shopping mall, and conference and convention		Hotels, restaurants, shopping mall, and conference and convention
Share capital | MOP$									100,000		100,000		100,000
Proportion of ownership interest in subsidiary		100.00%		100.00%		100.00%
Venetian Retail Limited [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Venetian Retail Limited		Venetian Retail Limited		Venetian Retail Limited
Country of incorporation of subsidiary		Macao		Macao		Macao
Principal place of business of subsidiary		Macao		Macao		Macao
Date of incorporation of subsidiary		Jun. 15, 2007		Jun. 15, 2007		Jun. 15, 2007
Description of nature of entity's operations and principal activities		Mall management		Mall management		Mall management
Share capital | MOP$									1,500,000		1,500,000		1,500,000
Proportion of ownership interest in subsidiary		100.00%		100.00%		100.00%
Venetian Travel Limited [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Venetian Travel Limited		Venetian Travel Limited		Venetian Travel Limited
Country of incorporation of subsidiary		Macao		Macao		Macao
Principal place of business of subsidiary		Macao		Macao		Macao
Date of incorporation of subsidiary		Oct. 16, 2006		Oct. 16, 2006		Oct. 16, 2006
Description of nature of entity's operations and principal activities		Travel and tourism agency services		Travel and tourism agency services		Travel and tourism agency services
Share capital | MOP$									MOP$ 2,400,000		MOP$ 2,400,000		MOP$ 2,400,000
Proportion of ownership interest in subsidiary		100.00%		100.00%		100.00%
V-HK Services Limited [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary		V-HK Services Limited		V-HK Services Limited		V-HK Services Limited
Country of incorporation of subsidiary		Hong Kong		Hong Kong		Hong Kong
Principal place of business of subsidiary		Hong Kong		Hong Kong		Hong Kong
Date of incorporation of subsidiary		Sep. 06, 2004		Sep. 06, 2004		Sep. 06, 2004
Description of nature of entity's operations and principal activities		Marketing and customer development services for VML		Marketing and customer development services for VML		Marketing and customer development services for VML
Share capital								$ 1		$ 1		$ 1
Proportion of ownership interest in subsidiary		100.00%		100.00%		100.00%
VML US Finance LLC [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary		VML US Finance LLC		VML US Finance LLC		VML US Finance LLC
Country of incorporation of subsidiary		United States		United States		United States
Principal place of business of subsidiary		United States		United States		United States
Date of incorporation of subsidiary		Jan. 03, 2006		Jan. 03, 2006		Jan. 03, 2006
Description of nature of entity's operations and principal activities		Financing		Financing		Financing
Share capital		$ 0		$ 0		$ 0
Proportion of ownership interest in subsidiary		100.00%		100.00%		100.00%
Zhuhai Cotai Information Services Outsourcing Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	[2]	Zhuhai Cotai Information Services Outsourcing Co., Ltd. (Note (ii))		Zhuhai Cotai Information Services Outsourcing Co., Ltd. (Note (ii))		Zhuhai Cotai Information Services Outsourcing Co., Ltd. (Note (ii))
Country of incorporation of subsidiary	[2]	PRC		PRC		PRC
Principal place of business of subsidiary	[2]	PRC		PRC		PRC
Date of incorporation of subsidiary	[2]	Sep. 30, 2010		Sep. 30, 2010		Sep. 30, 2010
Description of nature of entity's operations and principal activities	[2]	Outsourcing services, including information technology, accounting, hotel reservation and marketing		Outsourcing services, including information technology, accounting, hotel reservation and marketing		Outsourcing services, including information technology, accounting, hotel reservation and marketing
Share capital		$ 800,000	[2]	$ 800,000	[1]	$ 800,000	[1]
Proportion of ownership interest in subsidiary	[2]	100.00%		100.00%		100.00%
Zhuhai Cotai Logistics Hotel Services Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	[2]	Zhuhai Cotai Logistics Hotel Services Co., Ltd. (Note (ii))		Zhuhai Cotai Logistics Hotel Services Co., Ltd. (Note (ii))		Zhuhai Cotai Logistics Hotel Services Co., Ltd. (Note (ii))
Country of incorporation of subsidiary	[2]	PRC		PRC		PRC
Principal place of business of subsidiary	[2]	PRC		PRC		PRC
Date of incorporation of subsidiary	[2]	Sep. 27, 2007		Sep. 27, 2007		Sep. 27, 2007
Description of nature of entity's operations and principal activities	[2]	Procurement, marketing and administrative services		Procurement, marketing and administrative services		Procurement, marketing and administrative services
Share capital		$ 4,500,000	[2]	$ 4,500,000	[1]	$ 4,500,000	[1]
Proportion of ownership interest in subsidiary	[2]	100.00%		100.00%		100.00%

[1]	10% of the company’s issued share capital is held through a usufruct agreement whereby VVDIL has the sole and exclusive benefit. Accordingly, the profits and losses and assets and liabilities of the company have been consolidated as to 100% thereof into the consolidated financial statements.
[2]	These entities are wholly foreign owned enterprises established in the PRC.